Related Party Disclosures - Significant Transactions with Related Parties (Parenthetical) (Detail) ¥ in Millions, $ in Millions	1 Months Ended
	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Oct. 31, 2015 CNY (¥)
Guangxi Yuchai Accessories Manufacturing Company Limited Stateholding Company [member]
Disclosure of transactions between related parties [Line Items]
Percentage of equity interest acquired			25.00%	25.00%
Purchase consideration			¥ 1.3	$ 0.2
Guangxi Yuchai Equipment Mould Company Limited [Member]
Disclosure of transactions between related parties [Line Items]
Percentage of equity interest acquired					2.86%
Purchase consideration					¥ 4.2
Guangxi Yulin Yuchai Property Management Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Proportion of equity interest	30.00%	30.00%
Total consideration from disposal	¥ 1.9	$ 0.3